SCHEDULE OF MATURITY OF LEASE LIABILITIES (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases
2025 (remaining nine months)	$ 3,171,587
2025	3,833,066	$ 4,221,590
2026	2,956,171	3,923,741
2027	2,280,186	2,956,171
2028	1,617,808	2,280,186
Thereafter	824,584
Total undiscounted operating lease payments	14,683,402	15,824,081
Less: interest	(1,379,778)	(1,642,663)
Present value of operating lease liabilities	$ 13,303,624	14,181,418	$ 11,210,006
2029		1,617,808
Thereafter		$ 824,585